Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Cost of revenues	$ 692,022	$ 789,071	$ 654,582
Inventory write-down	$ 22,211	$ 9,448	$ 11,919